Submission	Jun. 03, 2026
Submission [Line Items]
Central Index Key	0001181412
Registrant Name	SPACE EXPLORATION TECHNOLOGIES CORP
Registration File Number	333-296070
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES